Agreement with Eli Lilly and Company - Deferred revenue included in balance sheets (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Deferred revenue
Deferred revenue, beginning of period	$ 26,725
Up-front payment		$ 25,000
Attributed premium on the proceeds from Lilly's investment in the Company		1,725
Research and development support billing	1,500
Revenue from research and development arrangement recognized	(4,342)
Total deferred revenue, end of period	23,883	26,725
Less: Deferred revenue, current portion	(6,199)	(4,989)
Deferred revenue, non-current portion	$ 17,684	$ 21,736